Fair Value Measurement	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
Fair Value Measurement

15. FAIR VALUE MEASUREMENT

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2012 and 2013:

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$10,388	$—	$10,388	$—
Restricted time deposits	424,674	—	424,674	—
Short-term investments	2,827	—	2,827	—

Total	$437,889	$—	$437,889	$—

		Fair value measurement at reporting date using (in thousands)
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$178,059	$—	$178,059	$—
Restricted time deposits	246,599	—	246,599	—
Short-term investments	51,720	—	51,720	—

Total	$476,378	$—	$476,378	$—

Cash equivalents

The Company’s cash equivalents include time deposits with maturities of three months or less. These time deposits are classified within Level 2, because there generally were no quoted prices as of the reporting dates in active markets for identical time deposits and therefore, in order to determine their fair value, the Company had to use the discounted cash flow method and observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that were observable or could be corroborated by observable market data for substantially the full term of the assets or liabilities.

As of December 31, 2012 and 2013, the Company’s cash equivalents included time deposits with maturities of three months or less amounting to $178.1 million and $10.4 million, respectively.

Restricted time deposits

Restricted time deposits are valued based on the prevailing interest rates in the market using the discounted cash flow method. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Short-term investments

To estimate the fair value of investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.

As of December 31, 2012 and 2013, the Company’s investments in financial instruments were approximately $51.7 million and $2.8 million, respectively. The financial instruments are issued by commercial banks in China with a variable interest rate indexed to the performance of underlying assets. Since the maturity dates of these financial instruments are within one year, the investments are classified as short-term investments.

The following are other financial instruments not measured at fair value in the balance sheets but for which the fair value is estimated for disclosure purposes.

Short-term receivables and payables

Accounts receivable and prepaid and other current assets are financial assets with carrying values that approximate fair value due to their short term nature. Short-term accounts payable, receipts in advance and deferred revenue, short-term bank loans and accrued liabilities are financial liabilities with carrying values that approximate fair value due to their short term nature. The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. The Company estimated fair values of other short-term receivables and payables using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.

Long-term prepayment and other non-current assets and long-term payables

Long-term prepayment and other non-current assets are financial assets with carrying values that approximate fair value due to the change in fair value after considering the discount rate, being immaterial. Long-term account payable are financial liabilities with carrying values that approximate fair value due to the change in fair value after considering the discount rate, being immaterial. The rates of interest under the Company’s loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of long-term bank loans. The Company estimated fair values of long-term prepayment in non-current assets and long-term account payable using the discounted cash flow method. The Company classifies the valuation technique as Level 3 of fair value measurement, as it uses estimated cash flow input which is unobservable in the market.